TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movements in provision for impairment of receivables (Details) - Receivables - Accumulated impairment - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in provision for impairment of receivables
Beginning of the period	₺ 42,212	₺ 24,825
Additions during the year	49,046	32,083
Collections	(2,388)
Monetary gain	(26,760)	(14,696)
End of the period	₺ 62,110	₺ 42,212